RETIREMENT BENEFIT PLANS - Summary of Net Assets Recognised (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [abstract]
Present value of defined benefit obligations	£ (7,131)	£ (7,380)
Fair value of scheme assets	7,635	7,796
Net defined benefit assets	£ 504	£ 416